FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: / / (a)
or fiscal year ending: 12 / 31 / 10 (b)

Is this a transition report? (Y/N):	__N__
Y/N

Is this an amendment to a previous filing? (Y/N):	__N__
Y/N
                                                                   ___
Those items or sub-items with a box "|_/_|" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A.	Registrant Name: UBS Life Insurance Company USA Separate Account
B.	File Number: 811 - 7536
C.	Telephone Number: (201) 352-2385
2. A.	Street: 1200 Harbor Boulevard, 10th Floor
B.	City: Weehawken C. State: NJ D. Zip Code: 07086Zip Ext:
E.	Foreign Country Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)---------------------------	__N__
Y/N
4. Is this the last filing on this form by Registrant? (Y/N)----------------------------	__N__
Y/N
5. Is Registrant a small business investment company (SBIC)? (Y/N)-------------	__N__
Y/N
6. Is Registrant a unit investment trust (UIT)? (Y/N)----------------------------------	__Y__
[If answer is "Y" (Yes), complete only items 111 through 132.]	Y/N
7. A. Is Registrant a series or multiple portfolio company? (Y/N)-------------------	_____
[If answer is "N" (No), go to item 8.]	Y/N
B. How many separate series or portfolios did Registrant have at the end of the period?----------------------------------------------------------------------------------
______

For period ending: 12/31/10	If filing more than one
Page 47, "X" box: _____
File number: 811 – 7536

UNIT INVESTMENT TRUSTS

111. A.	___ |_/_|	Depositor Name:_____________________________________________________
B.	___ |_/_|	File Number (If any): _______________________
C.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______
	___ |_/_|	Foreign Country:__________________________ Foreign Postal Code:__________

111. A.	___ |_/_|	Depositor Name:_____________________________________________________
B.	___ |_/_|	File Number (If any): _______________________
C.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______
	___ |_/_|	Foreign Country:__________________________ Foreign Postal Code:__________

112. A.	___ |_/_|	Sponsor Name:_____________________________________________________
B.	___ |_/_|	File Number (If any): _______________________
C.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______
	___ |_/_|	Foreign Country:__________________________ Foreign Postal Code:__________

112. A.	___ |_/_|	Sponsor Name:_____________________________________________________
B.	___ |_/_|	File Number (If any): _______________________
C.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______
	___ |_/_|	Foreign Country:__________________________ Foreign Postal Code:__________

For period ending: 12/31/10	If filing more than one
Page 48, "X" box: _____
File number: 811 – 7536

113. A.	___ |_/_|	Trustee Name:_____________________________________________________
B.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______
	___ |_/_|	Foreign Country:__________________________ Foreign Postal Code:__________

113. A.	___ |_/_|	Trustee Name:_____________________________________________________
B.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______
	___ |_/_|	Foreign Country:__________________________ Foreign Postal Code:__________

114. A.	___ |_/_|	Principal Underwriter Name:_________________________________________
B.	___ |_/_|	File Number: 8-________________________________
C.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______
	___ |_/_|	Foreign Country:________________________ Foreign Postal Code:__________

114. A.	___ |_/_|	Principal Underwriter Name:_________________________________________
B.	___ |_/_|	File Number: 8-________________________________
C.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______
	___ |_/_|	Foreign Coutnry:________________________ Foreign Postal Code:_________

115. A.	___ |_/_|	Independent Public Accountant Name:_____________________________________
B.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______
C.	___ |_/_|	Foreign Country:__________________________ Foreign Postal Code:__________

115. A.	___ |_/_|	Independent Public Accountant Name:_____________________________________
B.	___ |_/_|	City:__________________ State:___________ Zip Code:_______ Zip Ext:_______
C.	___ |_/_|	Foreign Country:__________________________ Foreign Postal Code:__________

For period ending: 12/31/10	If filing more than one
Page 49, "X" box: _____
File number: 811 – 7536

116. Family of investment companies information:

A.	___ |_/_|	Is Registrant part of a family of investment companies? (Y/N)………	_____ (Y/N)
B.	___ |_/_|

Identify the family in 10 letters:___ ___ ___ ___ ___ ___ ___ ___ ___ ___
(NOTE: In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.A.	___ |_/_|	Is Registrant a separate account of an insurance company? (Y/N)------------	_____ (Y/N)
If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:
B.	___ |_/_|	Variable annuity contracts? (Y/N)-------------------------------------------------	_____ (Y/N)
C.	___ |_/_|	Scheduled premium variable life contracts? (Y/N)-----------------------------	_____ (Y/N)
D.	___ |_/_|	Flexible premium variable life contracts? (Y/N)--------------------------------	_____ (Y/N)
E.	___ |_/_|	Other types of insurance products registered under the Securities Act of 1933? (Y/N)---------------------------------------------------------------------------	_____ (Y/N)
118.	___ |_/_|	State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933------------------------------------------	_____
119.	___ |_/_|	State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period-----------------------	_____
120.	___ |_/_|	State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)----------------------------------	$_____
121.	___ |_/_|	State the number of series for which a current prospectus was in existence at the end of the period-----------------------------------------------------------------	_____
122.	___ |_/_|	State the number of existing series for which additional units were registered under the Securities Act of 1933 during the period--------------------------------	_____

For period ending: 12/31/10	If filing more than one
Page 50, "X" box: _____
File number: 811 – 7536

123.	___ |_/_|	State the total value of the additional units considered in answering item 122 ($000's omitted)------------------------------------------------------------------------	$_____
124.	___ |_/_|

State the value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)---
$_____
125.	___ |_/_|

State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)-------------------------
$_____
126.

Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)--------------------------------------------
$__0__
127.

List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

	Number of Series Investing	Total Assets (000’s omitted)	Total Income Distributions ($000’s omitted)
A. U.S. Treasury direct issue--------------------	___________	$__________	$__________
B. U.S. Government agency---------------------	___________	$__________	$__________
C. State and municipal tax-free-----------------	___________	$__________	$__________
D. Public utility debt-----------------------------	___________	$__________	$__________
E. Brokers or dealers debt or debt of brokers' or dealers' parent---------------------------------	___________	$__________	$__________
F. All other corporate intermed. & long-term debt-----	___________	$__________	$__________
G. All other corporate short-term debt--------	___________	$__________	$__________

	Number of Series Investing	Total Assets (000’s omitted)	Total Income Distributions ($000’s omitted)
H. Equity securities of brokers or dealers or parents of brokers or dealers-------------	___________	$__________	$__________
I. Investment company equity securities-------	______2___	$__3,768___	$75_______
J. All other equity securities---------------------	___________	$__________	$__________
K. Other securities------------------------------	___________	$__________	$__________
L. Total assets of all series of registrant-------	_______2__	$__3,768___	$75________

For period ending: 12/31/10	If filing more than one
Page 51"X" box: _____
File number: 811 – 7536

128	___ |_/_|

Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)------------------
[If answer is "N" (No), go to item 131.]
____ Y/N
129.	___ |_/_|

Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)-----
[If answer is "N" (No), go to item 131.]
____ Y/N
130.	___ |_/_|

In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)-----------------------------------------------------------------------
____ Y/N
131.		Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)------------------------------------------------------				$60___
132.	___ |_/_|	List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:
	811 - _____	811 - _____	811 - _____	811 - _____	811 - _____
	811 - _____	811 - _____	811 - _____	811 - _____	811 - _____

133.	If the Registrant has divested itself of securities in accordance with Section 139c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:
A. Name of the issuer;
B. Exchange ticker symbol;
C. CUSIP number;
D. Total number of shares or, for debt securities, principal amount divested;
E. Date(s) that the securities were divested;
F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount heod on the date of filing; and
G. Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.
This item shall terminate one year after the first date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

This report is signed on behalf of the registrant (or depositor or trustee).

City of:	State:	Date:
Weehawken	New Jersey	February 28, 2011
Name of Registrant, Depositor, or Trustee:
UBS Life Insurance Company USA Separate Account
By (Name and Title):	Witness (Name and Title):
/s/ Lance A. Warrick	/s/ Kathleen Horan
Lance A. Warrick Secretary	Kathleen Horan Treasurer